Discontinued operations (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Net sales to third parties of discontinued operations		$ 47,445	$ 44,751	$ 42,338
Sales to continuing and discontinued segments		53	82	43
Net sales		47,498	44,833	42,381
Other revenues		1,179	1,266	1,023
Cost of goods sold		(14,425)	(14,510)	(13,633)
Gross profit		34,252	31,589	29,771
Selling, general and administration		(14,369)	(13,717)	(12,465)
Research and Development		(9,402)	(8,489)	(8,389)
Other income		2,031	1,629	1,922
Other expense		(3,426)	(2,609)	(2,137)
Operating income of discontinued operations		9,086	8,403	8,702
Interest expense		(850)	(932)	(750)
Other financial income and expense		45	186	42
Income before taxes		8,940	14,095	9,102
Taxes		(1,793)	(1,295)	(1,603)
Net income/loss from discontinued operations before gain on distribution		(101)	(186)	204
Gain on distribution	$ 4,691	4,691
Net income/loss from discontinued operations		4,590	(186)	204
Continuing operations
Statement [line items]
Income before taxes		8,940	14,095	9,102
Taxes		(1,793)	(1,295)	(1,603)
Discontinued operations
Statement [line items]
Net sales to third parties of discontinued operations		1,777	7,149	6,771
Sales to continuing and discontinued segments		32	4	3
Net sales		1,809	7,153	6,774
Other revenues				3
Cost of goods sold		(860)	(3,983)	(3,588)
Gross profit		949	3,170	3,189
Selling, general and administration		(638)	(2,754)	(2,532)
Research and Development		(142)	(585)	(583)
Other income		15	61	47
Other expense		(113)	(126)	(194)
Operating income of discontinued operations		71	(234)	(73)
Interest expense		(10)	(25)	(27)
Other financial income and expense		(3)	(1)	(3)
Income before taxes		58	(260)	(103)
Taxes		(159)	74	307
Net income/loss from discontinued operations before gain on distribution		(101)	(186)	204
Gain on distribution		4,691
Net income/loss from discontinued operations		$ 4,590	$ (186)	$ 204